Allowance for Probable Loan Losses (Non-accrual Basis By Loan Class) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 37,245,000	$ 47,685,000	$ 63,559,000
Reduced interest income on non-accrual loans	2,461,800	3,298,000	$ 4,013,000
Commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	22,369,000	30,894,000
Commercial Real Estate: Other Construction and Land Development
Loan loss allowances, financing receivable past due
Non-accrual loans, total	4,776,000	3,668,000
Commercial Real Estate: Farmland & Commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	8,314,000	11,543,000
Commercial Real Estate: Multifamily
Loan loss allowances, financing receivable past due
Non-accrual loans, total	552,000	777,000
Residential First Lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	655,000	383,000
Residential Junior Lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	166,000	21,000
Consumer
Loan loss allowances, financing receivable past due
Non-accrual loans, total	26,000	34,000
Foreign
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 387,000	$ 365,000